UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Proxy Results
FOR MORE INFORMATION

Back Cover

Bear Stearns
Prime Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Bear Stearns Prime Money Market Fund for the six-month period ended September 30, 2006. During the reporting period, the fund produced an annualized yield of 4.97%, which, after taking into account the effects of compounding, resulted in an annualized effective yield of 5.08% .1

The Economy

The U.S. economy showed signs of robust expansion at the start of the reporting period, as evidenced by a 5.6% annualized U.S. GDP growth rate for the first quarter of 2006. As investors digested news of stronger economic growth, the U.S. Treasury securities yield curve began to steepen in April. Low unemployment, strong consumer confidence and brisk retail sales more than offset concerns related to a slowing housing market, raising renewed inflation concerns. In addition, energy prices surged to new record highs in advance of the summer driving season. Inflation worries continued to mount in May, and hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in both stocks and U.S.Treasury securities.Although it was later announced that a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking additional concerns that wage inflation might accelerate. Hence, the Fed’s rate hike in May, to 5%, was widely anticipated.

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to intensifying inflationary pressures and new signs of potential economic weakness. U.S. and global equity markets continued to correct sharply for much of the month, and bond yields across the yield curve moved higher as investors revised upward their inflation and interest-rate expectations. Although investors widely expected the Fed’s June 29 rate hike to 5.25%, the outlook for future action became cloudier as investors alternately worried that the

2

Fed might become too aggressive, possibly triggering a recession by choking off economic growth, or too lenient, potentially allowing inflation to take firmer root in the economy. Revised estimates showed that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter.

The economy appeared to slow over the summer as U.S. housing markets softened and employment gains moderated. While there was no scheduled meeting for July, the Fed left short-term interest rates unchanged at its meeting on August 8, the first pause after more than two years of steady rate hikes. In a press release following the meeting, the Fed stated that economic growth had abated from the strong pace earlier in the year as earlier interest rate increases and higher energy prices took hold. This slowdown apparently gave the Fed reason to believe that, while inflation had been trending higher due to high resource utilization and commodity prices, the upward trend was likely to moderate.

At its meeting on September 20, the Fed again decided to leave overnight interest rates unchanged at 5.25%, citing continued moderation in economic growth. Members of the Fed acknowledged that the softening of the housing market had become more pronounced. On the inflation front, while readings on core inflation had been elevated, the Fed indicated that it expected those pressures to moderate over time as the economy slowed. In fact, oil prices tumbled to around $60 per barrel, helping to put a lid on one of the main drivers of the market’s fear of runaway inflation.

A mixed employment report for September appeared to confirm that inflationary pressures were moderating, but the statistics also suggested that the U.S. economy appeared unlikely to weaken to the point of recession. Nonfarm payrolls rose by 51,000 in September, less than half the gain many analysts had expected. However, the unemployment rate declined from 4.7% to 4.6%, helping to reassure investors that the economy probably was heading for a soft landing.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Portfolio Focus

The Fed has stated that future policy actions will depend on incoming data. It remains to be seen how the housing slowdown affects overall consumer behavior. Any steep drop in consumer-driven economic activity could cause the Fed to reverse some of their last tightening steps. Conversely, while the energy markets have retreated from their recent peaks, production disruptions remain a threat. Any ensuing commodity price increases could lead to higher core inflation levels, which would necessitate an appropriate tightening response on the part of the Fed.

In this environment of higher rates for the first part of the reporting period, we maintained a fairly defensive posture for the portfolio.This allowed us to take advantage of higher rates as they became available.As the reporting period ended we did some extension of our maturities as we expect the Fed to remain on hold for the balance of 2006. Further portfolio decisions will depend on incoming economic data and the shape of the yield curve.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an undertaking in effect through May 1, 2006, at which time it was terminated.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Bear Stearns Prime Money Market Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 1.12
Ending value (after expenses)	$1,025.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 1.12
Ending value (after expenses)	$1,023.97

† Expenses are equal to the fund’s annualized expense ratio of .22%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—10.1%	Amount ($)	Value ($)

DEPFA BANK PLC (Yankee)
5.40%, 2/16/07	60,000,000 [a]	60,000,000
Toronto Dominion Bank (Yankee)
5.40%, 2/16/07	60,000,000	60,001,119
UniCredito Italiano SpA (Yankee)
5.31%, 12/26/06	50,000,000	50,002,854
Total Negotiable Bank Certificates of Deposit
(cost $170,003,973)		170,003,973

Commercial Paper—65.3%

Abbey National North America LLC
5.35%, 10/2/06	65,000,000	64,990,340
Atlantis One Funding Corp.
5.36%, 11/9/06	60,000,000 [a]	59,656,150
Barclays U.S. Funding Corp.
5.32%, 10/10/06	50,000,000	49,934,125
BNP Paribas Finance Inc.
5.34%, 10/2/06	65,000,000	64,990,359
CHARTA LLC
5.34%, 11/15/06	50,000,000 [a]	49,670,625
CRC Funding LLC
5.33%, 11/13/06	50,000,000 [a]	49,685,264
Danske Corp., Delaware
5.33%, 10/10/06	50,000,000	49,934,000
Deutsche Bank Financial LLC
5.34%, 10/2/06	65,000,000	64,990,358
DnB NOR Bank ASA
5.34%, 11/20/06	50,000,000	49,634,028
FCAR Owner Trust, Ser. I
5.36%—5.39%, 11/7/06—3/19/07	39,000,000	38,365,364
Fortis Banque Luxembourg S.A.
5.41%, 2/16/07	60,000,000	58,790,200
Gemini Securitization Corp., LLC
5.47%, 10/23/06	75,000,000 [a]	74,752,958
Govco Inc.
5.34%, 11/22/06	50,000,000 [a]	49,619,389

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

K2 (USA) LLC
5.34%, 12/7/06	55,200,000 [a]	54,658,595
Picaros Funding LLC
5.37%, 11/8/06	50,000,000 [a]	49,720,278
Prudential Funding LLC
5.34%, 10/2/06	65,000,000	64,990,358
Solitaire Funding Ltd.
5.36%, 11/9/06	50,000,000 [a]	49,713,458
Spintab AB (Swedmortgage)
5.34%, 12/4/06	50,000,000	49,531,556
Thames Asset Global
Securitization No 1 Inc.
5.34%, 10/5/06	40,305,000 [a]	40,281,287
UBS Finance Delaware LLC
5.34%, 10/2/06	65,000,000	64,990,358
Total Commercial Paper
(cost $1,098,899,050)		1,098,899,050

Corporate Notes—17.8%

Commonwealth Bank of Australia
5.33%, 10/24/06	40,000,000 [b]	40,000,000
Cullinan Finance Ltd.
5.33%, 9/20/07	50,000,000 [a,b]	49,995,056
General Electric Capital Corp.
5.29%—5.43%, 10/17/06—10/24/06	64,000,000 [b]	64,000,000
K2 (USA) LLC
5.34%, 10/1/07	20,000,000 [a,b]	19,998,000
Royal Bank of Scotland PLC
5.32%, 10/23/06	40,000,000 [b]	40,000,000
Societe Generale
5.30%, 10/2/06	45,000,000 [b]	45,000,000
Wells Fargo & Co.
5.32%, 10/3/06	40,000,000 [b]	40,000,000
Total Corporate Notes
(cost $298,993,056)		298,993,056

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Time Deposits—7.9%		Amount ($)	Value ($)

American Express Centurion Bank (Grand Cayman)
5.38%, 10/2/06		40,000,000	40,000,000
State Street Bank and Trust Co.,
Boston, MA (Grand Cayman)
5.33%, 10/2/06		74,000,000	74,000,000
SunTrust Bank (Grand Cayman)
5.37%, 10/2/06		20,000,000	20,000,000
Total Time Deposits
(cost $134,000,000)			134,000,000

Total Investments (cost $1,701,896,079)		101.1%	1,701,896,079
Liabilities, Less Cash and Receivables		(1.1%)	(18,633,276)
Net Assets		100.0%	1,683,262,803

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these
	securities amounted to $607,751,060 or 36.1% of net assets.
[b]	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	68.0	Insurance	3.9
Asset-Backed/Multi-Seller Programs	15.7	Finance	3.8
Asset-Backed/Structured		Asset-Backed/Single Seller	2.3
Investment Vehicles	7.4		101.1

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,701,896,079	1,701,896,079
Cash		273,591
Interest receivable		1,434,355
Prepaid expenses		31,707
		1,703,635,732

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		274,198
Payable for investment securities purchased		19,998,000
Accrued expenses		100,731
		20,372,929

Net Assets ($)		1,683,262,803

Composition of Net Assets ($):
Paid-in capital		1,683,286,045
Accumulated net realized gain (loss) on investments		(23,242)

Net Assets ($)		1,683,262,803

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		1,683,286,045
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	45,699,352
Expenses:
Management fee—Note 2(a)	1,769,284
Custodian fees	63,068
Trustees’ fees and expenses—Note 2(b)	36,712
Professional fees	34,684
Shareholder servicing costs	24,437
Registration fees	16,761
Prospectus and shareholders’ reports	5,465
Miscellaneous	23,265
Total Expenses	1,973,676
Less—reduction in management fee
due to undertaking—Note 2(a)	(13,966)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(4,027)
Net Expenses	1,955,683
Investment Income-Net	43,743,669

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	29,623
Net Increase in Net Assets Resulting from Operations	43,773,292

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net	43,743,669	58,438,798
Net realized gain (loss) on investments	29,623	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	43,773,292	58,438,798

Dividends to Shareholders from ($):
Investment income—net	(43,743,669)	(58,438,798)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,374,219,995	8,665,572,396
Dividends reinvested	42,347,618	56,069,213
Cost of shares redeemed	(4,069,135,693)	(7,697,497,116)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(652,568,080)	1,024,144,493
Total Increase (Decrease) in Net Assets	(652,538,457)	1,024,144,493

Net Assets ($):
Beginning of Period	2,335,801,260	1,311,656,767
End of Period	1,683,262,803	2,335,801,260

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following table for the fund’s shares represents the financial highlights of the fund’s predecessor, Prime Money Market Portfolio, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s shares thereafter. Before the fund commened operations, all of the assets of the Prime Money Market Portfolio were transferred to the fund’s shares in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

Six Months Ended
September 30, 2006			Year Ended March 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.036	.015	.010	.016	.031
Distributions:
Dividends from
investment income—net	(.025)	(.036)	(.015)	(.010)	(.016)	(.031)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.03[a]	3.63	1.54	.97	1.59	3.13

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.22[a]	.23	.23	.29	.29	.30
Ratio of net expenses
to average net assets	.22[a]	.20	.20	.20	.20	.20
Ratio of net investment
income to average
net assets	4.94[a]	3.68	1.47	.97	1.57	2.95

Net Assets,
end of period
($ x 1,000)	1,683,263	2,335,801	1,311,657	1,602,255	2,421,568	2,637,721

[a] Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Bear Stearns Prime Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks to provide current income and liquidity consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Shares of the fund may not be purchased directly by individuals, although Bear Stearns Prime Money Market Fund may purchase fund shares for accounts maintained by individuals.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The Fund has an unused capital loss carryover of $52,865 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $25,610 of the carryover expires in fiscal 2007, $1,279 expires in fiscal 2008, $41 expires in fiscal 2009 and $25,935 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006, was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund for the two-year period ending May 1, 2006, so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .20% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $13,966 during the period ended September 30, 2006.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006 the fund was charged $21,540 pursuant to the transfer agency agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $266,728, compliance officer fees $2,274 and transfer agency per account fees $5,196.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

PROXY RESULTS (Unaudited)

Dreyfus Premier Manager Funds I held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	1,895,922,608.665		20,152,514.044
James F. Henry †	1,895,886,280.824		20,188,841.885
Dr. Martin Peretz †	1,895,903,623.080		20,171,499.629

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.

In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

The Fund 17

For More	Information

Bear Stearns Prime	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
26	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Alpha Growth Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Alpha Growth Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock market rallied in the wake of the Fed’s announcement, while the Dow Jones Industrial Average approached its all-time high, set more than six years ago. Recently, for the first time in several years, large-cap stocks generally have produced higher returns than their small-cap counterparts, which some analysts believe may signify a fundamental shift in investors’ attitudes toward risk.As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Jim O’Shaughnessy, Portfolio Manager

How did Dreyfus Premier Alpha Growth Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund produced total returns of –7.99% for Class A shares, –8.39% for Class B shares, –8.33% for Class C shares, –7.81% for Class R shares and –8.10% for Class T shares.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 4.14% for the same period.3

Despite heightened volatility during much of the reporting period as the U.S. economy showed signs of slowing, large-cap stocks generally ended the reporting period modestly higher than where they began.The fund’s returns underperformed its benchmark, mainly due to pronounced weakness in the energy sector, an area of emphasis for the fund, resulting from declining oil and gas prices later in the reporting period.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, it invests in stocks that are selected using one or more growth models developed by the fund’s sub-adviser.These growth models are designed to identify equity securities with the following characteristics: high projected earnings for the next three to five years, positive earnings momentum, positive price momentum, and reasonable valuation metrics.

The fund uses the models systematically to select approximately 40 to 60 securities. Generally, the fund allocates an equal amount of its assets to each holding. Periodically, we reapply our models to the fund’s investment universe and adjust the fund’s holdings to reflect the results. Stocks no longer favored by the models are sold, and highly rated stocks are purchased on an equal-weighted basis.The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The U.S. stock market encountered heightened volatility in the spring of 2006 when signs of intensifying inflationary pressures and weaker economic growth led to a deterioration of investor sentiment. After growing at a robust pace over the first quarter of the year, cooling housing markets indicated that the U.S. economy might be moving to a slower-growth phase of its cycle.At the same time, surging commodity prices and hawkish comments from members of the Federal Reserve Board were interpreted as signs that long-dormant inflationary pressures might be taking root in the economy, and investors revised upward their expectations for short-term interest rates.

Market conditions appeared to change over the summer, when moderating labor gains and declining energy prices eased investors’ inflation concerns, and strength in retail sales and other measures of consumer spending alleviated fears of a full-blown recession. Stocks rallied as a result, enabling the S&P 500 Index to end the reporting period with a modest gain.

Although stocks generally advanced over the summer, the energy sector lagged as oil and gas prices fell sharply from earlier highs. Because energy stocks had demonstrated strong momentum and value characteristics, the fund participated more heavily than the S&P 500 Index in the sector, undermining its relative performance. In addition, our security selection strategy produced disappointing results in the financials and consumer discretionary sectors.Among financial companies, the fund did not own Bank of America, which failed to meet our investment criteria but advanced strongly for the benchmark. In the consumer discretionary sector, apparel retailer Chico’s FAS suffered from weak same-store sales comparisons.Although ubiquitous coffee chain Starbucks exceeded analysts’ earnings estimates during the reporting period, investors’ concerns about the potentially adverse effects of a slower economy on consumer spending weighed heavily on the company’s shares.

Results proved to be better in other areas. For example, the telecommunications services sector produced attractive returns for both the fund and its benchmark as it rebounded from earlier weakness on reports of good

4

earnings growth for major telephone companies. The fund particularly benefited from its position in Telefonos de Mexico. In other areas, the fund’s performance received strong contributions from tobacco producer Reynolds American, which rose as the industry’s litigation environment improved; Cognizant Technology Solutions, which continued to grow as U.S. companies outsourced non-core business activities; and energy exploration and production company Kerr-McGee, which was acquired during the reporting period by Anadarko Petroleum.

What is the fund’s current strategy?

We have continued to rely on our quantitative models, which we believe remain effective in helping us identify growing companies selling at reasonable valuations.While the market’s relatively rapid reversal hurt relative performance during the reporting period, we believe that our next rebalancing of the fund’s holdings will emphasize areas of current strength and de-emphasize stocks and industry groups that have fallen out of favor. Indeed, in our judgment, our disciplined investment strategy is well suited to helping the fund find opportunities for long-term growth in a new phase of the economic cycle.

October 16, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Alpha Growth Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.54	$ 9.46	$ 9.32	$ 3.95	$ 6.83
Ending value (after expenses)	$920.10	$916.10	$916.70	$921.90	$919.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.82	$ 9.95	$ 9.80	$ 4.15	$ 7.18
Ending value (after expenses)	$1,019.30	$1,015.19	$1,015.34	$1,020.96	$1,017.95

Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.97% for Class B, 1.94% for Class C, .82% for Class R and 1.42% for Class T; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Common Stocks—99.4%	Shares	Value ($)

Consumer Discretionary—9.5%
J.C. Penney	297,400	20,339,186
Johnson Controls	243,100	17,439,994
Office Depot	709,000 [a]	28,147,300
Starbucks	784,501 [a]	26,712,259
Toyota Motor, ADR	232,579	25,327,853
		117,966,592
Consumer Staples—7.1%
Archer-Daniels-Midland	474,700	17,981,636
British American Tobacco, ADR	394,100	21,561,211
Reynolds American	490,958	30,424,667
Whole Foods Market	315,606	18,756,465
		88,723,979
Energy—21.4%
Baker Hughes	262,100	17,875,220
BJ Services	616,961	18,589,035
Halliburton	706,806	20,108,631
National Oilwell Varco	340,069 [a]	19,911,040
Nexen	470,585	25,157,474
Occidental Petroleum	534,124	25,696,706
Peabody Energy	554,993	20,412,642
Petroleo Brasileiro, ADR	304,700	25,543,001
Rowan Cos.	589,664	18,651,072
Schlumberger	452,888	28,092,643
Talisman Energy	1,280,758	20,978,816
Weatherford International	602,540 [a]	25,137,969
		266,154,249
Financial—13.6%
AON	649,952	22,013,874
CIT Group	451,040	21,934,075
Goldman Sachs Group	183,865	31,104,442
Lehman Brothers Holdings	372,638	27,523,043
Loews	577,900	21,902,410
Moody’s	376,500	24,615,570
New York Community Bancorp	1	16
Principal Financial Group	367,100	19,926,188
		169,019,618

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—3.7%
Allergan	192,900	21,722,469
CIGNA	205,404	23,892,593
		45,615,062
Industrial—15.7%
Boeing	256,400	20,217,140
Burlington Northern Santa Fe	350,002	25,704,147
Canadian National Railway	591,482	24,806,755
CSX	848,400	27,852,972
Danaher	327,600	22,496,292
Emerson Electric	248,800	20,864,368
Expeditors International Washington	379,400	16,913,652
FedEx	181,900	19,768,892
Rockwell Automation	283,400	16,465,540
		195,089,758
Information Technology—11.4%
Adobe Systems	637,390 [a]	23,870,255
Advanced Micro Devices	707,598 [a]	17,583,810
Agilent Technologies	692,178 [a]	22,627,299
Broadcom, Cl. A	677,661 [a]	20,560,235
Cognizant Technology Solutions, Cl. A	473,546 [a]	35,070,817
Intuit	696,500 [a]	22,350,685
		142,063,101
Materials—15.0%
Alcoa	623,300	17,477,332
Barrick Gold	691,000	21,227,520
BHP Billiton, ADR	675,023	25,569,871
Freeport-McMoRan Copper & Gold, Cl. B	394,910	21,032,907
Monsanto	488,400	22,959,684
Newmont Mining	424,474	18,146,264
Nucor	671,100	33,212,739
Phelps Dodge	326,422	27,647,943
		187,274,260

8

Common Stocks (continued)		Shares	Value ($)

Telecommunication Services—2.0%
Telefonos de Mexico, ADR, Ser. L		957,964	24,504,719
Total Common Stocks
(cost $1,228,449,513)			1,236,411,338

Other Investment—.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,048,000)		6,048,000 [b]	6,048,000

Total Investments (cost $1,234,497,513)		99.9%	1,242,459,338
Cash and Receivables (Net)		.1%	1,558,838
Net Assets		100.0%	1,244,018,176

ADR—American Depository Receipts
[a] Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Energy	21.4	Consumer Staples	7.1
Industrial	15.7	Health Care	3.7
Materials	15.0	Telecommunication Services	2.0
Financial	13.6	Money Market Investment	.5
Information Technology	11.4
Consumer Discretionary	9.5		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			1,228,449,513 1,236,411,338
Affiliated issuers			6,048,000		6,048,000
Cash					1,148,336
Receivable for shares of Beneficial Interest subscribed					3,775,878
Dividends and interest receivable					1,136,099
Prepaid expenses					91,019
				1,248,610,670

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,284,847
Payable for shares of Beneficial Interest redeemed					3,074,794
Accrued expenses					232,853
					4,592,494

Net Assets ($)				1,244,018,176

Composition of Net Assets ($):
Paid-in capital				1,259,060,557
Accumulated investment (loss)—net					(8,147)
Accumulated net realized gain (loss) on investments					(22,996,059)
Accumulated net unrealized appreciation
(depreciation) on investments					7,961,825

Net Assets ($)				1,244,018,176

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	814,095,882	72,705,664 183,781,136		45,866,402 127,569,092
Shares Outstanding	37,796,588	3,567,427	8,993,883	2,123,931	5,957,022

Net Asset Value
Per Share ($)	21.54	20.38	20.43	21.60	21.41

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $122,316 foreign taxes withheld at source):
Unaffiliated issuers	7,525,163
Affiliated issuers	295,267
Income from securities lending	9,682
Total Income	7,830,112
Expenses:
Investment advisory fee—Note 3(a)	4,378,019
Shareholder servicing costs—Note 3(c)	1,987,331
Distribution fees—Note 3(b)	1,117,146
Prospectus and shareholders’ reports	120,200
Registration fees	112,976
Custodian fees—Note 3(c)	71,900
Professional fees	20,557
Trustees’ fees and expenses—Note 3(d)	15,501
Miscellaneous	14,629
Total Expenses	7,838,259
Investment (Loss)—Net	(8,147)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(22,789,667)
Net unrealized appreciation (depreciation) on investments	(77,376,018)
Net Realized and Unrealized Gain (Loss) on Investments	(100,165,685)
Net (Decrease) in Net Assets Resulting from Operations	(100,173,832)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Operations ($):
Investment (loss)—net	(8,147)	(1,216,925)
Net realized gain (loss) on investments	(22,789,667)	58,966,870
Net unrealized appreciation
(depreciation) on investments	(77,376,018)	63,321,385
Net Increase (Decrease) in Net Assets
Resulting from Operations	(100,173,832)	121,071,330

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(36,037,860)	(505,998)
Class B shares	(3,942,822)	(98,422)
Class C shares	(8,959,692)	(157,938)
Class R shares	(2,292,688)	(8,810)
Class T shares	(6,546,248)	(234,496)
Total Dividends	(57,779,310)	(1,005,664)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	358,102,083	479,574,636
Class B shares	11,043,403	36,167,303
Class C shares	62,733,168	97,984,923
Class R shares	10,519,100	45,182,681
Class T shares	21,359,195	50,669,440
Dividends reinvested:
Class A shares	33,727,134	465,923
Class B shares	3,504,978	88,713
Class C shares	6,772,732	125,575
Class R shares	2,260,555	8,750
Class T shares	6,205,737	224,439
Cost of shares redeemed:
Class A shares	(81,046,491)	(28,689,821)
Class B shares	(10,869,784)	(6,757,989)
Class C shares	(16,610,258)	(11,968,577)
Class R shares	(8,687,185)	(1,259,880)
Class T shares	(21,748,390)	(62,765,313)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	377,265,977	599,050,803
Total Increase (Decrease) in Net Assets	219,312,835	719,116,469

Net Assets ($):
Beginning of Period	1,024,705,341	305,588,872
End of Period	1,244,018,176	1,024,705,341

12

		Year Ended
	Six Months Ended September 30, 2006> (Unaudited)	March 31, 2006

Capital Share Transactions:
Class A
Shares sold	15,531,720	21,125,882
Shares issued for dividends reinvested	1,505,699	19,816
Shares redeemed	(3,665,653)	(1,268,851)
Net Increase (Decrease) in Shares Outstanding	13,371,766	19,876,847

Class B
Shares sold	479,320	1,684,522
Shares issued for dividends reinvested	164,909	3,953
Shares redeemed	(505,767)	(321,588)
Net Increase (Decrease) in Shares Outstanding	138,462	1,366,887

Class C
Shares sold	2,830,302	4,497,418
Shares issued for dividends reinvested	317,972	5,581
Shares redeemed	(778,805)	(579,070)
Net Increase (Decrease) in Shares Outstanding	2,369,469	3,923,929

Class R
Shares sold	445,637	1,883,070
Shares issued for dividends reinvested	100,738	372
Shares redeemed	(383,370)	(54,072)
Net Increase (Decrease) in Shares Outstanding	163,005	1,829,370

Class T
Shares sold	923,155	2,295,062
Shares issued for dividends reinvested	278,285	9,578
Shares redeemed	(974,645)	(2,751,340)
Net Increase (Decrease) in Shares Outstanding	226,795	(446,700)

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio (“Alpha Growth Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the Alpha Growth Portfolio were transferred to the fund in exchange for Class B, C and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended March 31,

Class A Shares	Six Months Ended September 30, 2006> (Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	24.58	19.82	17.62
Investment Operations:
Investment income (loss)—net [b]	.02	.01	(.01)
Net realized and unrealized
gain (loss) on investments	(1.94)	4.79	2.21
Total from Investment Operations	(1.92)	4.80	2.20
Distributions:
Dividends from net realized
gain on investments	(1.12)	(.04)	—
Net asset value, end of period	21.54	24.58	19.82

Total Return (%) [c]	(7.99)[d]	24.20	12.49[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58[d]	1.17	1.15[d]
Ratio of net expenses to average net assets	.58[d]	1.17	1.15[d]
Ratio of net investment income
(loss) to average net assets	.10[d]	(.04)	(.04)[d]
Portfolio Turnover Rate	60.56[d]	128.55	87.73

Net Assets, end of period ($ X 1,000)	814,096	600,414	90,122

[a] From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

14

Six Months Ended
September 30, 2006			Year Ended March 31,

Class B Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	23.42	19.02	20.32	15.17	18.41	16.46
Investment Operations:
Investment (loss)—net	(.07)[a]	(.16)[a]	(.13)[a]	(.10)	(.08)	(.06)
Net realized and unrealized
gain (loss) on investments	(1.85)	4.60	.58	5.25	(3.16)	2.01
Total from Investment Operations	(1.92)	4.44	.45	5.15	(3.24)	1.95
Distributions:
Dividends from net realized
gain on investments	(1.12)	(.04)	(1.75)	—	—	—
Net asset value, end of period	20.38	23.42	19.02	20.32	15.17	18.41

Total Return (%) [b]	(8.39)[c]	23.33	3.08	33.95	(17.60)	11.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[c]	1.97	2.00	2.17	2.46	2.96
Ratio of net expenses
to average net assets	.99[c]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.32)[c]	(.74)	(.74)	(.61)	(.65)	(.92)
Portfolio Turnover Rate	60.56[c]	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period
($ X 1,000)	72,706	80,297	39,215	31,840	16,059	9,061

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
September 30, 2006			Year Ended March 31,

Class C Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	23.47	19.06	20.35	15.19	18.42	16.46
Investment Operations:
Investment (loss)—net	(.07)[a]	(.15)[a]	(.14)[a]	(.09)	(.06)	(.06)
Net realized and unrealized
gain (loss) on investments	(1.85)	4.60	.60	5.25	(3.17)	2.02
Total from Investment Operations	(1.92)	4.45	.46	5.16	(3.23)	1.96
Distributions:
Dividends from net realized
gain on investments	(1.12)	(.04)	(1.75)	—	—	—
Net asset value, end of period	20.43	23.47	19.06	20.35	15.19	18.42

Total Return (%) [b]	(8.33)[c]	23.33	3.13	33.97	(17.54)	11.91

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[c]	1.94	1.98	2.17	2.46	2.96
Ratio of net expenses
to average net assets	.97[c]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.30)[c]	(.72)	(.74)	(.61)	(.63)	(.92)
Portfolio Turnover Rate	60.56[c]	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period
($ X 1,000)	183,781	155,483	51,470	34,134	13,236	6,546

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.
16

	Six Months Ended
	September 30, 2006	Year Ended March 31,

Class R Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	24.60	19.80	17.62
Investment Operations:
Investment income—net [b]	.06	.09	.04
Net realized and unrealized
gain (loss) on investments	(1.94)	4.75	2.14
Total from Investment Operations	(1.88)	4.84	2.18
Distributions:
Dividends from net realized gain on investments	(1.12)	(.04)	—
Net asset value, end of period	21.60	24.60	19.80

Total Return (%)	(7.81)[c]	24.43	12.37[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41[c]	.90	.86[c]
Ratio of net expenses to average net assets	.41[c]	.90	.86[c]
Ratio of net investment income
to average net assets	.26[c]	.38	.20[c]
Portfolio Turnover Rate	60.56[c]	128.55	87.73

Net Assets, end of period ($ X 1,000)	45,866	48,246	2,605

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
September 30, 2006			Year Ended March 31,

Class T Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.48	19.78	20.95	15.57	18.84	16.75
Investment Operations:
Investment (loss)—net	(.01)[a]	(.06)[a]	(.05)[a]	(.02)	(.02)	(.03)
Net realized and unrealized
gain (loss) on investments	(1.94)	4.80	.63	5.40	(3.25)	2.12
Total from Investment Operations	(1.95)	4.74	.58	5.38	(3.27)	2.09
Distributions:
Dividends from net realized
gain on investments	(1.12)	(.04)	(1.75)	—	—	—
Net asset value, end of period	21.41	24.48	19.78	20.95	15.57	18.84

Total Return (%) [b]	(8.10)[c]	23.95	3.66	34.55	(17.36)	12.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	1.40	1.45	1.67	1.96	2.46
Ratio of net expenses
to average net assets	.71[c]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment (loss)
to average net assets	(.04)[c]	(.27)	(.25)	(.11)	(.15)	(.42)
Portfolio Turnover Rate	60.56[c]	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period
($ X 1,000)	127,569	140,266	122,177	108,361	39,817	23,176

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series,including the fund. The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of

20

relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 was as follows: long-term capital gains $1,005,664. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Line of Credit:

The funds participate with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended September 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C and T shares for the two-year period ending May 1,2006,so that the expenses of each such class,exclu-sive of taxes, brokerage fees, interest on borrowings and extraordinary expenses,exceed an annual rate of 1.90% of the value of Class B and Class C shares average daily net assets and 1.40% of the value of Class T shares average daily net assets. During the period ended September 30, 2006, there was no expense reimbursement pursuant to the Agreement.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

During the period ended September 30, 2006, the Distributor retained $204,626 and $9,491 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $57,330 and $34,053 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 % of

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $293,391, $654,333 and $169,422, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $914,363, $97,797, $218,111 and $169,422, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $224,348 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2006, the fund was charged $71,900 pursuant to the custody agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

24

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $753,575, Rule 12b-1 distribution plan fees $182,058, shareholder services plan fees $241,879, custodian fees $25,141, chief compliance officer $2,274 and transfer agency per account fees $79,920.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2006, amounted to $1,022,503,015 and $701,392,007, respectively.

At September 30, 2006, accumulated net unrealized appreciation on investments was $7,961,825, consisting of $72,808,158 gross unrealized appreciation and $64,846,333 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

PROXY RESULTS (Unaudited)

Dreyfus Premier Manager Funds I held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	1,895,922,609		20,152,514
James F. Henry †	1,895,886,281		20,188,842
Dr. Martin Peretz †	1,895,903,623		20,171,500

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.

In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

26

NOTES

For More	Information

Dreyfus Premier	Custodian
Alpha Growth Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Adviser	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
27	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Intrinsic Value Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Intrinsic Value Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock market rallied in the wake of the Fed’s announcement, while the Dow Jones Industrial Average approached its all-time high, set more than six years ago. Recently, for the first time in several years, large-cap stocks generally have produced higher returns than their small-cap counterparts, which some analysts believe may signify a fundamental shift in investors’ attitudes toward risk.As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. McCluskey, CFA, and Jeffrey Simon,
Portfolio Managers
Bear Stearns Asset Management Inc., Sub-Investment Adviser

How did Dreyfus Premier Intrinsic Value Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund produced total returns of 7.73% for Class A shares, 7.24% for Class B shares, 7.29% for Class C shares, 7.84% for Class R shares and 7.57% for Class T shares.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 4.14% .3

After experiencing heightened turbulence due to uncertainty regarding inflation and economic growth, stocks generally rebounded late in the reporting period when moderating energy prices and interest rates reassured investors that a recession was unlikely. The fund produced higher returns than its benchmark, which we attribute to the success of our security selection process.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that we identify as value securities.

We use a “value approach” to investing.We look for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and dividend payments. We may consider factors such as a company’s earnings growth, dividend pay-out ratios, return on equity, new management and upcoming corporate restructuring, the general business cycle, the company’s position within a specific industry and the company’s responsiveness to changing conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Soon after the reporting period began, resurgent energy prices and strengthening labor markets raised concerns among investors that inflationary pressures might be intensifying, even as softening housing markets suggested that the U.S. economy was slowing.These concerns were reinforced by hawkish comments from members of the Federal Reserve Board (the “Fed”), which sparked heightened market volatility in the spring as investors revised upward their expectations for short-term interest rates. Worried investors grew increasingly risk averse, and they began to turn their attention away from the smaller, more speculative companies that had led the markets for some time. Instead, investors increasingly began to favor the kinds of large-cap companies in which the fund invests.

By late summer, oil and gas prices began to decline, and it became clearer that the economic slowdown was likely to be relatively mild, alleviating fears of a full-blown recession.The Fed lent credence to this view by deciding to keep short-term rates unchanged at its August and September meetings after more than two years of steady rate hikes.The stock market began to rebound, erasing earlier losses, with large-cap stocks leading the rally.

In this more favorable investment environment, the fund received particularly strong contributions to its relative performance from the energy and financials sectors. An underweighted position in energy stocks — which we had considered too richly valued — enabled the fund to avoid the full brunt of the sector’s pull-back as fuel prices declined. In the financials sector, holdings such as banking giant Bank of America benefited from the apparent end to rising short-term interest rates, which was accompanied by a decline in longer-term bond yields as economic and inflation concerns subsided.

Other winners among individual stocks during the reporting period included investment firm Morgan Stanley, which bounced back from earlier weakness as a new management team made progress toward entering new businesses and resolving internal problems. Cable television systems operator Comcast rebounded from relatively depressed lev-

4

els when its “triple play” offering of bundled voice, data and video services proved to be popular with consumers. Media conglomerate News Corp. also fared well due to good results from its television and movie business, as well as its ownership of the popular MySpace website.

Although disappointments during the reporting period proved to be relatively mild, the fund’s lack of holdings in the utilities sector detracted from its relative performance. Utilities stocks met neither our valuation nor growth criteria, but the sector nonetheless gained value. Among individual stocks, computer maker Dell suffered from heightened competitive pressures, while retail chain Home Depot was hurt by concerns that a softening housing market might undermine earnings growth.

What is the fund’s current strategy?

We have been encouraged by the recent strength of large-cap stocks relative to their small-cap counterparts, which suggests to us that the long cycle of small-cap outperformance may be over. The U.S. economy appears to have moved to a slower-growth phase, which historically has tended to favor large companies with track records of consistent earnings under a variety of economic conditions. Because they were out of favor for several years, many of these stocks had reached valuations well below historical averages. Our value-oriented investment discipline attempts to identify companies with these characteristics, and we believe that a number of fund holdings may be poised for gains should they return to favor in a slower-growth environment.

October 16, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Intrinsic Value Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.30	$ 10.81	$ 10.50	$ 4.90	$ 7.75
Ending value (after expenses)	$1,077.30	$1,072.40	$1,072.90	$1,078.40	$1,075.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.12	$ 10.50	$ 10.20	$ 4.76	$ 7.54
Ending value (after expenses)	$1,019.00	$1,014.64	$1,014.94	$1,020.36	$1,017.60

† Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 2.08% for Class B, 2.02% for Class C, .94% for Class R and 1.49% for Class T; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Common Stocks—97.4%	Shares	Value ($)

Banking—12.0%
Bank of America	180,795	9,685,188
U.S. Bancorp	133,600	4,438,192
Wachovia	108,300	6,043,140
Wells Fargo & Co.	110,600	4,001,508
		24,168,028
Consumer Discretionary—18.1%
Centex	26,000	1,368,120
Comcast, Cl. A	97,300[a]	3,585,505
D.R. Horton	45,900	1,099,305
Home Depot	256,000	9,285,120
KB Home	50,000	2,190,000
News, Cl. A	279,976	5,501,529
NIKE, Cl. B	25,000	2,190,500
Pulte Homes	34,100	1,086,426
Time Warner	234,000	4,265,820
TJX Cos.	108,700	3,046,861
Viacom, Cl. B	82,900[a]	3,082,222
		36,701,408
Consumer Staples—11.1%
Anheuser-Busch Cos.	69,500	3,301,945
Coca-Cola	101,600	4,539,488
Procter & Gamble	76,700	4,753,866
Wal-Mart Stores	199,200	9,824,544
		22,419,843
Financial—23.7%
American International Group	131,200	8,693,312
Berkshire Hathaway, Cl. B	1,134[a]	3,599,316
Citigroup	188,233	9,349,533
Countrywide Financial	110,300	3,864,912
Freddie Mac	77,500	5,140,575
JPMorgan Chase & Co.	95,500	4,484,680
Merrill Lynch & Co.	26,600	2,080,652
Morgan Stanley	70,200	5,118,282

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
St. Paul Travelers Cos.	61,073	2,863,713
Washington Mutual	20,000	869,400
XL Capital, Cl. A	28,700	1,971,690
		48,036,065
Health Care—6.0%
Johnson & Johnson	133,000	8,637,020
Pfizer	120,100	3,406,036
		12,043,056
Industrial—6.3%
3M	47,500	3,534,950
General Electric	262,000	9,248,600
		12,783,550
Information Technology—15.4%
Dell	179,900 [a]	4,108,916
Hewlett-Packard	105,600	3,874,464
International Business Machines	69,900	5,727,606
Microsoft	342,700	9,365,991
Nokia, ADR	342,700	6,747,763
Oracle	80,300 [a]	1,424,522
		31,249,262
Telecommunication Services—4.8%
AT & T	134,300	4,372,808
Sprint Nextel	106,000	1,817,900
Verizon Communications	92,100	3,419,673
		9,610,381
Total Common Stocks
(cost $167,389,432)		197,011,593

8

Other Investment—1.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,550,000)		2,550,000 [b]	2,550,000

Total Investments (cost $169,939,432)		98.7%	199,561,593
Cash and Receivables (Net)		1.3%	2,605,840
Net Assets		100.0%	202,167,433

ADR—American Depository Receipts.
[a] Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Financial	23.7	Industrial	6.3
Consumer Discretionary	18.1	Health Care	6.0
Information Technology	15.4	Telecommunication Services	4.8
Banking	12.0	Money Market Investment	1.3
Consumer Staples	11.1		98.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			167,389,432		197,011,593
Affiliated issuers				2,550,000	2,550,000
Receivable for investment securities sold					3,294,069
Receivable for shares of Beneficial Interest subscribed					268,327
Dividends and interest receivable					185,381
Prepaid expenses					59,181
					203,368,551

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					215,720
Cash overdraft due to Custodian					45,865
Payable for investment securities purchased					750,723
Payable for shares of Beneficial Interest redeemed					124,213
Accrued expenses					64,597
					1,201,118

Net Assets ($)					202,167,433

Composition of Net Assets ($):
Paid-in capital					164,995,729
Accumulated undistributed investment income—net					879,953
Accumulated net realized gain (loss) on investments					6,669,590
Accumulated net unrealized appreciation
(depreciation) on investments					29,622,161

Net Assets ($)					202,167,433

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	12,995,361	28,251,647	25,357,963	103,108,584	32,453,878
Shares Outstanding	577,155	1,286,793	1,147,077	4,505,753	1,434,145

Net Asset Value
Per Share ($)	22.52	21.96	22.11	22.88	22.63

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $1,608 foreign taxes withheld at source):
Unaffiliated issuers	2,135,903
Affiliated issuers	27,617
Income from securities lending	16,264
Total Income	2,179,784
Expenses:
Investment advisory fee—Note 3(a)	724,987
Shareholder servicing costs—Note 3(c)	239,278
Distribution fees—Note 3(b)	232,815
Registration fees	36,817
Professional fees	23,044
Prospectus and shareholders’ reports	19,709
Custodian fees—Note 3(c)	8,265
Trustees’ fees and expenses—Note 3(d)	3,289
Interest expense—Note 2	149
Miscellaneous	8,891
Total Expenses	1,297,244
Investment Income—Net	882,540

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,978,371
Net unrealized appreciation (depreciation) on investments	5,420,852
Net Realized and Unrealized Gain (Loss) on Investments	13,399,223
Net Increase in Net Assets Resulting from Operations	14,281,763

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Operations ($):
Investment income—net	882,540	1,786,544
Net realized gain (loss) on investments	7,978,371	14,488,460
Net unrealized appreciation
(depreciation) on investments	5,420,852	777,874
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,281,763	17,052,878

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(58,573)	(121,702)
Class C shares	—	(1,190)
Class R shares	(623,266)	(1,100,951)
Class T shares	(2,908)	(176,407)
Net realized gain on investments:
Class A shares	(440,422)	(991,532)
Class B shares	(965,516)	(2,159,890)
Class C shares	(898,017)	(1,910,604)
Class R shares	(3,408,352)	(7,487,399)
Class T shares	(1,137,200)	(2,646,103)
Total Dividends	(7,534,254)	(16,595,778)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,768,119	7,904,571
Class B shares	2,557,852	2,492,999
Class C shares	992,074	2,939,319
Class R shares	10,265,671	18,096,809
Class T shares	208,772	2,698,213

12

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Beneficial Interest
Transactions ($) (continued):
Dividends reinvested:
Class A shares	474,405	890,404
Class B shares	858,974	1,928,455
Class C shares	803,442	1,705,360
Class R shares	3,856,944	8,210,980
Class T shares	1,066,568	2,617,838
Cost of shares redeemed:
Class A shares	(3,526,974)	(4,497,913)
Class B shares	(4,237,124)	(9,190,736)
Class C shares	(3,123,180)	(6,058,715)
Class R shares	(11,128,526)	(43,555,376)
Class T shares	(4,312,713)	(11,809,446)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(2,475,696)	(25,627,238)
Total Increase (Decrease) in Net Assets	4,271,813	(25,170,138)

Net Assets ($):
Beginning of Period	197,895,620	223,065,758
End of Period	202,167,433	197,895,620
Undistributed investment income—net	879,953	682,160

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Capital Share Transactions:
Class A
Shares sold	128,064	359,341
Shares issued for dividends reinvested	22,937	41,521
Shares redeemed	(163,513)	(206,582)
Net Increase (Decrease) in Shares Outstanding	(12,512)	194,280

Class B
Shares sold	117,012	116,928
Shares issued for dividends reinvested	42,479	92,007
Shares redeemed	(201,723)	(428,094)
Net Increase (Decrease) in Shares Outstanding	(42,232)	(219,159)

Class C
Shares sold	46,483	136,525
Shares issued for dividends reinvested	39,471	80,899
Shares redeemed	(146,599)	(282,273)
Net Increase (Decrease) in Shares Outstanding	(60,645)	(64,849)

Class R
Shares sold	468,493	814,123
Shares issued for dividends reinvested	183,577	377,373
Shares redeemed	(507,986)	(1,959,462)
Net Increase (Decrease) in Shares Outstanding	144,084	(767,966)

Class T
Shares sold	9,662	124,930
Shares issued for dividends reinvested	51,253	121,860
Shares redeemed	(198,810)	(540,298)
Net Increase (Decrease) in Shares Outstanding	(137,895)	(293,508)

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio (“Intrinsic Value Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commened operations, substantially all of the assets of the Intrinsic Value Portfolio were transferred to the fund in exchange for Class B, C, R and T shares in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
	September 30, 2006	Year Ended March 31,

Class A Shares	(Unaudited)	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	21.80	21.81	20.80
Investment Operations:
Investment income—net [b]	.11	.23	.19
Net realized and unrealized
gain (loss) on investments	1.49	1.57	1.51
Total from Investment Operations	1.60	1.80	1.70
Distributions:
Dividends from investment income—net	(.10)	(.20)	(.19)
Dividends from net realized gain on investments	(.78)	(1.61)	(.50)
Total Distributions	(.88)	(1.81)	(.69)
Net asset value, end of period	22.52	21.80	21.81

Total Return (%) [c]	7.73[d]	8.36	8.12[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	1.07	1.32[d]
Ratio of net expenses to average net assets	.61[d]	1.07	1.32[d]
Ratio of net investment income
to average net assets	.52[d]	1.05	.77[d]
Portfolio Turnover Rate	20.90[d]	47.57	69.29

Net Assets, end of period ($ X 1,000)	12,995	12,855	8,622
[a] From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
September 30, 2006			Year Ended March 31,

Class B Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	21.27	21.31	20.67	14.50	19.65	19.35
Investment Operations:
Investment income (loss)—net	.02[a]	.03[a]	.06[a]	.00[b]	.05	(.02)
Net realized and unrealized
gain (loss) on investments	1.45	1.54	1.20	6.20	(5.16)	.81
Total from Investment Operations	1.47	1.57	1.26	6.20	(5.11)	.79
Distributions:
Dividends from investment
income—net	—	—	(.11)	(.03)	(.04)	—
Dividends from net realized
gain on investments	(.78)	(1.61)	(.51)	—	—	(.49)
Total Distributions	(.78)	(1.61)	(.62)	(.03)	(.04)	(.49)
Net asset value, end of period	21.96	21.27	21.31	20.67	14.50	19.65

Total Return (%) [c]	7.24[d]	7.45	6.07	42.79	(26.02)	4.17

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	1.96	2.01	2.32	2.43	2.75
Ratio of net expenses
to average net assets	1.04[d]	1.96	2.00	2.00	2.00	2.00
Ratio of net investment income
(loss) to average net assets	.09[d]	.13	.29	.09	.45	(.07)
Portfolio Turnover Rate	20.90[d]	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period
($ X 1,000)	28,252	28,265	32,993	19,990	10,489	9,733

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.

See notes to financial statements.
16

Six Months Ended
September 30, 2006			Year Ended March 31,

Class C Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	21.40	21.42	20.79	14.58	19.74	19.43
Investment Operations:
Investment income (loss)—net	.03[a]	.04[a]	.06[a]	.01	.06	(.01)
Net realized and unrealized
gain (loss) on investments	1.46	1.55	1.18	6.24	(5.18)	.81
Total from Investment Operations	1.49	1.59	1.24	6.25	(5.12)	.80
Distributions:
Dividends from investment
income—net	—	(.00)[b]	(.10)	(.04)	(.04)	—
Dividends from net realized
gain on investments	(.78)	(1.61)	(.51)	—	—	(.49)
Total Distributions	(.78)	(1.61)	(.61)	(.04)	(.04)	(.49)
Net asset value, end of period	22.11	21.40	21.42	20.79	14.58	19.74

Total Return (%) [c]	7.29[d]	7.52	5.97	42.86	(25.95)	4.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[d]	1.92	2.00	2.32	2.43	2.75
Ratio of net expenses
to average net assets	1.01[d]	1.92	1.98	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.12[d]	.17	.30	.09	.44	.02
Portfolio Turnover Rate	20.90[d]	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period
($ X 1,000)	25,358	25,840	27,263	21,324	11,123	13,528

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
September 30, 2006			Year Ended March 31,

Class R Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	22.15	22.12	21.43	14.97	20.17	19.67
Investment Operations:
Investment income—net	.14[a]	.27[a]	.31[a]	.16	.22	.11
Net realized and unrealized
gain (loss) on investments	1.51	1.61	1.21	6.47	(5.23)	.91
Total from Investment Operations	1.65	1.88	1.52	6.63	(5.01)	1.02
Distributions:
Dividends from investment
income—net	(.14)	(.24)	(.32)	(.17)	(.19)	(.03)
Dividends from net realized
gain on investments	(.78)	(1.61)	(.51)	—	—	(.49)
Total Distributions	(.92)	(1.85)	(.83)	(.17)	(.19)	(.52)
Net asset value, end of period	22.88	22.15	22.12	21.43	14.97	20.17

Total Return (%)	7.84[b]	8.61	7.09	44.41	(24.92)	5.28

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47[b]	.88	.94	1.32	1.43	1.75
Ratio of net expenses
to average net assets	.47[b]	.88	.93	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.66[b]	1.20	1.37	1.09	1.44	.92
Portfolio Turnover Rate	20.90[b]	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period
($ X 1,000)	103,109	96,615	113,478	27,109	20,931	22,341

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.

See notes to financial statements.
18

Six Months Ended
September 30, 2006			Year Ended March 31,

Class T Shares†	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	21.83	21.82	21.14	14.81	20.04	19.63
Investment Operations:
Investment income—net	.08[a]	.15[a]	.17[a]	.09	.14	.04
Net realized and unrealized
gain (loss) on investments	1.64	1.58	1.22	6.35	(5.26)	.87
Total from Investment Operations	1.72	1.73	1.39	6.44	(5.12)	.91
Distributions:
Dividends from investment
income—net	(.14)	(.11)	(.20)	(.11)	(.11)	(.01)
Dividends from net realized
gain on investments	(.78)	(1.61)	(.51)	—	—	(.49)
Total Distributions	(.92)	(1.72)	(.71)	(.11)	(.11)	(.50)
Net asset value, end of period	22.63	21.83	21.82	21.14	14.81	20.04

Total Return (%) [b]	7.57[c]	8.02	6.55	43.53	(25.60)	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[c]	1.42	1.50	1.82	1.93	2.25
Ratio of net expenses
to average net assets	.75[c]	1.42	1.48	1.50	1.50	1.50
Ratio of net investment income
to average net assets	.38[c]	.67	.79	.59	.93	.38
Portfolio Turnover Rate	20.90[c]	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period
($ X 1,000)	32,454	34,320	40,709	41,250	17,734	20,953

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Intrinsic Value Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

22

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 were as follows: ordinary income $5,475,113 and long-term capital gains $11,120,665.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2006 was approximately $5,200, with a related weighted average annualized interest rate of 5.69% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

During the period ended September 30, 2006, the Distributor retained $3,906 and $4,976 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $25,695 and $3,817 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the

24

Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $99,206, $93,200 and $40,409, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $15,465, $33,069, $31,066 and $40,409, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $61,216 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2006, the fund was charged $8,265 pursuant to the custody agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $121,625, Rule 12b-1 distribution plan fees $38,029, shareholder services plan fees $19,678, custodian fees $4,604, chief compliance officer fees $2,274 and transfer agency per account fees $29,510.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2006, amounted to $40,368,866 and $54,163,539, respectively.

At September 30, 2006, accumulated net unrealized appreciation on investments was $29,622,161, consisting of $30,395,075 gross unrealized appreciation and $772,914 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

PROXY RESULTS (Unaudited)

Dreyfus Premier Manager Funds I held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	1,895,922,609		20,152,514
James F. Henry †	1,895,886,281		20,188,842
Dr. Martin Peretz †	1,895,903,623		20,171,500

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.

In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

The Fund 27

NOTES

For More	Information

Dreyfus Premier	Custodian
Intrinsic Value Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Advisor	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Advisor	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
27	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier S&P STARS Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock market rallied in the wake of the Fed’s announcement, while the Dow Jones Industrial Average approached its all-time high, set more than six years ago. Recently, for the first time in several years, large-cap stocks generally have produced higher returns than their small-cap counterparts, which some analysts believe may signify a fundamental shift in investors’ attitudes toward risk.As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Robert S. Natale, CFA, Portfolio Manager

How did Dreyfus Premier S&P STARS Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund produced total returns of –3.31% for Class A shares, –3.69% for Class B shares, –3.69% for Class C shares, –3.16% for Class R shares and –3.46% for Class T shares.1,2 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 4.14% for the same period.3

Stocks experienced sharp declines in the spring, which were offset by a summertime rally that produced the market’s gains. On average, growth-oriented stocks significantly underperformed their value-oriented counterparts. Because the fund’s overall composition emphasized growth stocks over value stocks, performance lagged the benchmark. However, the fund exhibited strong performance relative to its benchmark after early August 2006, when the Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates.

What is the fund’s investment approach?

The fund seeks to outperform the S&P 500 Index.To pursue this goal, generally, the fund invests at least 85% of its total assets in stocks that, at the time of initial purchase, were ranked five or four STARS, or at the time or short-sale were ranked one or two STARS, according to the Standard & Poor’s STock Appreciation Ranking System (or STARS), S&P’s proprietary stock research rating system.

The portfolio manager generally uses STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for occasional short selling. The fund’s managers independently analyze the stocks ranked according to the STARS system and identify for purchase those it believes have the greatest potential to achieve growth and be acquired at a reasonable price.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Stock prices were undermined early in the reporting period by signs of accelerating inflation and slowing economic growth.We responded by positioning the fund to reflect our view that interest rates would soon peak, favoring growth stocks. This repositioning proved to be premature, however, as investors did not begin to move in that direction until after the Fed stopped raising interest rates.

The fund did not participate in the favorable relative performance among large pharmaceutical companies, which began to rebound from relatively depressed levels. In addition, generic drug maker Teva Pharmaceutical Industries was hurt by intensifying competitive pressures, biotechnology developer Renovis encountered deteriorating investor sentiment, and medical devices manufacturer Boston Scientific continued to experience problems related to its acquisition of Guidant. In the technology sector, semiconductor-related holdings fared poorly as investors worried about slower revenue growth.

The fund’s relative performance improved significantly after early August 2006, when the Fed refrained from raising short-term interest rates, its first pause in over two years. Notably strong performers during the final two months of the reporting period included database solutions company Oracle, investment manager T. Rowe Price, retailer Nordstrom, apparel retailer Abercrombie & Fitch, restaurant chain Denny’s in the consumer discretionary sector, and Level 3 Communications and Broadwing in the telecommunications services sector.

What is the fund’s current strategy?

Although growth-oriented stocks have underperformed value-oriented stocks for the last few years, we believe the market has reached an inflection point. Growth stocks have tended to do better historically when their relative valuations more approximate those of value stocks, as is currently the case. At that point, growth stocks represent better “value” because investors are paying approximately the same “fair valuation” for

4

more growth potential. This greater relative purchase value also holds true today for large-cap stocks versus small-cap stocks. In addition, large cap growth stocks have tended to perform well in the second halves of economic and stock market cycles.

Accordingly, we have positioned the fund to seek to benefit from a sustained cycle of large-cap outperformance in a slower-growth environment. Specifically, we have reduced exposure to companies we consider economically sensitive, such as industrials, and increasing holdings of businesses we regard as relatively insensitive to economic changes, such as financials.As a result, we believe the fund is currently well positioned for prevailing conditions.

October 16, 2006

“Short selling” refers to a strategy in which the fund sells a security it has borrowed in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.The fund may engage in short-selling trading, which involves selling a security it does not own in anticipation that the security’s price will decline and may expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and is not an index fund.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P STARS Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.21	$ 10.29	$ 10.19	$ 4.64	$ 7.74
Ending value (after expenses)	$966.90	$963.10	$963.10	$968.40	$965.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.38	$ 10.56	$ 10.45	$ 4.76	$ 7.94
Ending value (after expenses)	$1,018.75	$1,014.59	$1,014.69	$1,020.36	$1,017.20

Expenses are equal to the fund’s annualized expense ratio of 1.26% for Class A, 2.09% for Class B, 2.07% for Class C, .94% for Class R and 1.57% for Class T; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Common Stocks—100.6%	Shares	Value ($)

Consumer Discretionary—13.6%
Abercrombie & Fitch, Cl. A	400,000 [a]	27,792,000
Best Buy	310,000 [a]	16,603,600
Cheesecake Factory	900,000 [a,b]	24,471,000
Denny’s	5,800,000 [a,b,c]	19,778,000
Home Depot	250,000	9,067,500
Nordstrom	570,000	24,111,000
PetSmart	980,000	27,195,000
		149,018,100
Consumer Staples—9.2%
Altria Group	290,000	22,199,500
Constellation Brands, Cl. A	970,000 [b]	27,916,600
CVS	760,000	24,411,200
Procter & Gamble	430,000	26,651,400
		101,178,700
Energy—7.7%
Chevron	350,000	22,701,000
Devon Energy	270,000	17,050,500
Noble	340,000	21,821,200
Occidental Petroleum	470,000	22,611,700
		84,184,400
Financial—19.7%
Affiliated Managers Group	270,000 [a,b]	27,029,700
American International Group	365,000	24,184,900
Bank of America	450,000	24,106,500
Citigroup	550,000	27,318,500
E*TRADE FINANCIAL	1,000,000 [b]	23,920,000
Goldman Sachs Group	65,000	10,996,050
Lehman Brothers Holdings	350,000 [a]	25,851,000
Merrill Lynch & Co.	310,000	24,248,200
T. Rowe Price Group	600,000	28,710,000
		216,364,850
Health Care—13.0%
Amgen	310,000 [b]	22,174,300
Cell Genesys	890,000 [a,b]	4,067,300
Genentech	300,000 [a,b]	24,810,000
Genitope	760,000 [a,b]	2,219,200

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Genzyme	410,000 [b]	27,662,700
Novartis, ADR	460,000	26,882,400
Renovis	660,000 [a,b]	9,081,600
WellPoint	340,000 [b]	26,197,000
		143,094,500
Industrial—7.7%
Continental Airlines, Cl. B	500,000 [b]	14,155,000
General Electric	675,900	23,859,270
United Technologies	360,000	22,806,000
W.W. Grainger	350,000	23,457,000
		84,277,270
Information Technology—20.8%
24/7 Real Media	800,000 [b]	6,832,000
Cisco Systems	1,250,000 [b]	28,750,000
EMC/Massachusetts	2,180,000 [b]	26,116,400
EMCORE	900,000 [a,b]	5,328,000
Fiserv	520,000 [a,b]	24,486,800
Google, Cl. A	28,000 [b]	11,253,200
Oracle	1,730,000 [b]	30,690,200
Texas Instruments	480,000	15,960,000
ValueClick	1,570,000 [a,b]	29,107,800
Xilinx	1,170,000	25,681,500
Yahoo!	950,000 [b]	24,016,000
		228,221,900
Materials—4.4%
Allegheny Technologies	380,000	23,632,200
Carpenter Technology	230,000 [a]	24,727,300
		48,359,500
Telecommunication Services—4.5%
Broadwing	2,100,000 [a,b]	26,502,000
Level 3 Communications	4,320,000 [a,b]	23,112,000
		49,614,000
Total Common Stocks
(cost $969,025,547)		1,104,313,220

8

Investment of Cash Collateral
for Securities Loaned—5.7%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $62,355,948)		62,355,948 [d]	62,355,948

Total Investments (cost $1,031,381,495)		106.3%	1,166,669,168

Liabilities, Less Cash and Receivables		(6.3%)	(68,923,852)

Net Assets		100.0%	1,097,745,316

ADR—American Depository Receipts.
[a]	All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund’s securities
	on loan is $58,434,811 and the total market value of the collateral held by the fund is $62,355,948.
[b]	Non-income producing security.
[c]	Investment in non-controlled affiliates (cost $25,240,831) note 1(c).
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	20.8	Industrial	7.7
Financial	19.7	Money Market Investment	5.7
Consumer Discretionary	13.6	Telecommunication Services	4.5
Health Care	13.0	Materials	4.4
Consumer Staples	9.2
Energy	7.7		106.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $58,434,811)—Note 1(b):
Unaffiliated issuers				969,025,547	1,104,313,220
Affiliated issuers				62,355,948	62,355,948
Receivable for investment securities sold					26,518,768
Dividends and interest receivable					650,590
Receivable for shares of Beneficial Interest subscribed					228,565
Prepaid expenses					71,072
					1,194,138,163

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,446,286
Liability for securities on loan—Note 1(b)					62,355,948
Payable for investment securities purchased					23,151,774
Bank loan payable					4,915,000
Payable for shares of Beneficial Interest redeemed					2,549,282
Cash overdraft due to Custodian					405,285
Interest payable					32,836
Accrued expenses					1,536,436
					96,392,847

Net Assets ($)				1,097,745,316

Composition of Net Assets ($):
Paid-in capital					1,629,720,117
Accumulated investment (loss)—net					(4,950,683)
Accumulated net realized gain (loss) on investments					(662,311,791)
Accumulated net unrealized appreciation
(depreciation) on investments					135,287,673

Net Assets ($)				1,097,745,316

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	54,913,943	297,761,854	224,871,090	144,839,505	375,358,924
Shares Outstanding	1,845,205	10,560,423	7,979,812	4,630,101	12,680,392

Net Asset Value
Per Share ($)	29.76	28.20	28.18	31.28	29.60

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $74,715 foreign taxes withheld at source):
Unaffiliated issuers	4,546,287
Affiliated issuers	86,976
Interest	156,666
Income on securities lending	87,110
Total Income	4,877,039
Expenses:
Investment advisory fees—Note 3(a)	3,976,673
Distribution fees—Note 3(b)	2,562,028
Shareholder servicing costs—Note 3(c)	2,098,240
License fee—Note 3(a)	856,110
Prospectus and shareholders’ reports	105,024
Interest expense—Note 2	99,633
Registration fees	46,496
Professional fees	43,381
Custodian fees—Note 3(c)	42,145
Trustees’ fees and expenses—Note 3(d)	19,618
Dividends on securities sold short	1,605
Miscellaneous	34,127
Total Expenses	9,885,080
Less—reduction in expenses due to
undertakings—Note 3(a)	(57,358)
Net Expenses	9,827,722
Investment (Loss)—Net	(4,950,683)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	22,160,831
Short sale transactions	3,462,730
Net Realized Gain (Loss)	25,623,561
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(60,040,030)
Affiliated issuers	(6,876,806)
Net Unrealized Appreciation (Depreciation)	(66,916,836)
Net Realized and Unrealized Gain (Loss) on Investments	(41,293,275)
Net (Decrease) in Net Assets Resulting from Operations	(46,243,958)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Operations ($):
Investment (loss)—net	(4,950,683)	(10,728,968)
Net realized gain (loss) on investments	25,623,561	211,372,195
Net unrealized appreciation
(depreciation) on investments	(66,916,836)	21,646,043
Net Increase (Decrease) in Net Assets
Resulting from Operations	(46,243,958)	222,289,270

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	28,983,343	25,888,885
Class B shares	2,489,095	7,779,878
Class C shares	5,264,621	12,928,548
Class R shares	8,460,768	20,841,726
Class T shares	5,117,492	12,285,954
Cost of shares redeemed:
Class A shares	(9,038,693)	(1,920,214)
Class B shares	(47,787,432)	(79,972,750)
Class C shares	(26,351,479)	(53,420,931)
Class R shares	(11,479,149)	(77,603,424)
Class T shares	(50,780,810)	(117,435,930)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(95,122,244)	(250,628,258)
Total Increase (Decrease) in Net Assets	(141,366,202)	(28,338,988)

Net Assets ($):
Beginning of Period	1,239,111,518	1,267,450,506
End of Period	1,097,745,316	1,239,111,518
Accumulated investment (loss)—net	(4,950,683)	—

12

		Year Ended
	Six Months Ended September 30, 2006 (Unaudited)	March 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	1,004,158	919,352
Shares redeemed	(315,017)	(67,575)
Net Increase (Decrease) in Shares Outstanding	689,141	851,777

Class B [a]
Shares sold	87,107	292,717
Shares redeemed	(1,730,027)	(3,031,382)
Net Increase (Decrease) in Shares Outstanding	(1,642,920)	(2,738,665)

Class C
Shares sold	188,281	481,698
Shares redeemed	(957,358)	(2,035,323)
Net Increase (Decrease) in Shares Outstanding	(769,077)	(1,553,625)

Class R
Shares sold	271,569	708,396
Shares redeemed	(379,681)	(2,605,763)
Net Increase (Decrease) in Shares Outstanding	(108,112)	(1,897,367)

Class T
Shares sold	173,876	442,631
Shares redeemed	(1,754,728)	(4,274,715)
Net Increase (Decrease) in Shares Outstanding	(1,580,852)	(3,832,084)

[a] During the period ended September 30, 2006 there were no shares converted from Class B to Class A. During the period ended March 31, 2006, 1,825 Class B shares representing $50,195 were automatically converted to 1,740
Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P Stars Portfolio (“S&P STARS Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commened operations, substantially all of the assets of the S&P STARS Portfolio were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended March 31,

Class A Shares	Six Months Ended September 30, 2006 (Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	30.78	25.60	22.28
Investment Operations:
Investment (loss)—net [b]	(.05)	(.11)	(.08)
Net realized and unrealized
gain (loss) on investments	(.97)	5.29	3.40
Total from Investment Operations	(1.02)	5.18	3.32
Net asset value, end of period	29.76	30.78	25.60

Total Return (%) [c]	(3.31)[d]	20.24	14.90[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	1.21	1.28[d]
Ratio of net expenses to average net assets	.63[d]	1.21	1.28[d]
Ratio of net investment (loss)
to average net assets	(.18)[d]	(.40)	(.44)[d]
Portfolio Turnover Rate	69.97[d]	123.11	140.38

Net Assets, end of period ($ X 1,000)	54,914	35,578	7,790

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

14

			Year Ended March 31,

Class B Shares†	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	29.28	24.54	22.58	15.32	24.46	27.26
Investment Operations:
Investment (loss)—net	(.17)[a]	(.32)[a]	(.24)[a]	(.27)	(.29)	(.41)
Net realized and unrealized
gain (loss) on investments	(.91)	5.06	2.20	7.53	(8.85)	(2.39)
Total from Investment Operations	(1.08)	4.74	1.96	7.26	(9.14)	(2.80)
Net asset value, end of period	28.20	29.28	24.54	22.58	15.32	24.46

Total Return (%) [b]	(3.69)[c]	19.32	8.68	47.39	(37.37)	(10.27)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	2.10	2.10	2.20	2.16	2.08
Ratio of net expenses
to average net assets	1.05[c]	2.00	2.02	2.00	2.00	2.00
Ratio of net investment (loss)
to average net assets	(.63)[c]	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio Turnover Rate	69.97[c]	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period
($ x 1,000)	297,762	357,315	366,711	420,694	323,425	672,833

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended March 31,

Class C Shares†	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	29.26	24.53	22.56	15.31	24.45	27.25
Investment Operations:
Investment (loss)—net	(.17)[a]	(.32)[a]	(.24)[a]	(.28)	(.31)	(.42)
Net realized and unrealized
gain (loss) on investments	(.91)	5.05	2.21	7.53	(8.83)	(2.38)
Total from Investment Operations	(1.08)	4.73	1.97	7.25	(9.14)	(2.80)
Net asset value, end of period	28.18	29.26	24.53	22.56	15.31	24.45

Total Return (%) [b]	(3.69)[c]	19.28	8.73	47.35	(37.38)	(10.28)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	2.08	2.08	2.20	2.16	2.08
Ratio of net expenses
to average net assets	1.04[c]	2.00	2.02	2.00	2.00	2.00
Ratio of net investment (loss)
to average net assets	(.61)[c]	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio Turnover Rate	69.97[c]	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period
($ X 1,000)	224,871	255,990	252,671	305,176	253,391	568,726

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.
16

			Year Ended March 31,

Class R Shares†	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	32.30	26.77	24.36	16.37	25.82	28.49
Investment Operations:
Investment income (loss)—net	(.01)[a]	(.03)[a]	.02[a]	(.05)	(.09)	(.16)
Net realized and unrealized
gain (loss) on investments	(1.01)	5.56	2.39	8.04	(9.36)	(2.51)
Total from Investment Operations	(1.02)	5.53	2.41	7.99	(9.45)	(2.67)
Net asset value, end of period	31.28	32.30	26.77	24.36	16.37	25.82

Total Return (%)	(3.16)[b]	20.66	9.89	48.81	(36.60)	(9.37)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47[b]	.92	.94	1.20	1.16	1.08
Ratio of net expenses
to average net assets	.47[b]	.91	.92	1.00	1.00	1.00
Ratio of net investment income
(loss) to average net assets	(.04)[b]	(.12)	.07	(.26)	(.43)	(.65)
Portfolio Turnover Rate	69.97[b]	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period
($ X 1,000)	144,840	153,021	177,668	171,024	109,212	203,633

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

			Year Ended March 31,

Class T Shares†	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	30.66	25.57	23.40	15.81	25.11	27.85
Investment Operations:
Investment (loss)—net	(.10)[a]	(.20)[a]	(.13)[a]	(.17)	(.21)	(.30)
Net realized and unrealized
gain (loss) on investments	(.96)	5.29	2.30	7.76	(9.09)	(2.44)
Total from Investment Operations	(1.06)	5.09	2.17	7.59	(9.30)	(2.74)
Net asset value, end of period	29.60	30.66	25.57	23.40	15.81	25.11

Total Return (%) [b]	(3.46)[c]	19.91	9.27	48.01	(37.06)	(9.80)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[c]	1.56	1.56	1.70	1.66	1.58
Ratio of net expenses
to average net assets	.79[c]	1.50	1.52	1.50	1.50	1.50
Ratio of net investment (loss)
to average net assets	(.36)[c]	(.71)	(.53)	(.76)	(.95)	(1.12)
Portfolio Turnover Rate	69.97[c]	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period
($ X 1,000)	375,359	437,208	462,612	580,543	484,873 1,151,482

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.

See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pric-

20

ing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended September 30, 2006:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not

22

deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $685,536,362 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $14,881,545 of the carryover expires in fiscal 2010, $545,785,145 expires in fiscal 2011 and $124,869,672 expires in fiscal 2012.

The fund paid no distribution to shareholders during the fiscal year ended March 31, 2006.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $50 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under both arrangements during the period ended September 30, 2006 was approximately $3,459,800, with a related weighted average annualized interest rate of 5.74% ..

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, to the extent that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of such class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $57,358 during the period ended September 30, 2006.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2006, the Distributor retained $23,959 and $1,440 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $299,206 and $8,679 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $1,191,453, $877,012 and $493,563, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.

24

The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $55,903, $397,151, $292,337 and $493,563, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $493,424 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2006, the fund was charged $42,145 pursuant to the custody agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $630,706, Rule 12b-1 distribution plan fees $399,760, shareholder services plan fees $195,799, custodian fees $27,167, chief compliance officer fees $2,274 and transfer agency per account fees $190,580.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2006, amounted to $801,841,938 and $894,953,487, respectively.

At September 30, 2006, accumulated net unrealized appreciation on investments was $135,287,673, consisting of $164,392,879 gross unrealized appreciation and $29,105,206 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

PROXY RESULTS (Unaudited)

Dreyfus Premier Manager Funds I held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	1,895,922,609		20,152,514
James F. Henry †	1,895,886,280		20,188,842
Dr. Martin Peretz †	1,895,903,623		20,171,500

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.

In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

The Fund 27

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Securities Sold Short
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
28	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Opportunities Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier S&P STARS Opportunities Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock market rallied in the wake of the Fed’s announcement, while the Dow Jones Industrial Average approached its all-time high, set more than six years ago. Recently, for the first time in several years, large-cap stocks generally have produced higher returns than their small-cap counterparts, which some analysts believe may signify a fundamental shift in investors’ attitudes toward risk.As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Fred Kuehndorf, Portfolio Manager

How did Dreyfus Premier S&P STARS Opportunities Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund produced total returns of –8.00% for Class A shares, –8.33% for Class B shares, –8.37% for Class C shares, –7.88% for Class R shares and –8.11% for Class T shares.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index (the “Index”), provided a –4.19% total return for the same period.3,4

Midcap stocks generally lost a modest amount of value as U.S. economic growth slowed and investors became more risk-averse. The fund produced lower returns than its benchmark, primarily due to disappointing stock selections in the health care, financials and consumer discretionary sectors.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers and evaluates their short- to intermediate-term (up to 12 months) appreciation potential. The fund’s portfolio manager will principally use STARS to identify common stocks in the highest two categories (four and five STARS) for purchase and in the lowest two categories (one and two STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P MidCap 400 Index’s total return. The portfolio manager generally will select for the fund securities of companies that, at the time of purchase, have market capitalizations of under $7 billion or are components of either the S&P MidCap 400 Index or the S&P SmallCap 600 Index.

When selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS and selects

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

those he believes have the best potential for capital appreciation. The portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

What other factors influenced the fund’s performance?

Investors began to grow less tolerant of risks in the spring of 2006, when cooling U.S. housing markets indicated that the U.S. economy might be moving to a slower-growth phase of its cycle. At the same time, surging energy prices and strengthening labor markets suggested that higher inflation could be taking root in the economy. These developments sparked heightened volatility in the equity markets, and midcap stock prices began to fall.

A portion of the reporting period’s early losses were offset by a summertime rally, however, when moderating employment gains and declining crude oil and natural gas prices helped ease investors’ inflation concerns. Similarly, fears of a full-blown recession were relieved by reports of stronger-than-expected consumer spending and decisions by the Federal Reserve Board in August and September to hold short-term interest rates steady.

The health care sector, which was an area of emphasis for the fund, was hard-hit in the midcap markets’ decline. PDL BioPharma, which develops therapies for a number of serious illnesses, fell sharply after announcing that drug development expenses would be higher and approval times longer than originally anticipated. CYTYC, which specializes in health care products for women, was hurt when investors worried that a bidding war for a proposed acquisition might cause the company to lose focus. Generic drug maker Mylan Laboratories was undermined by unexpected competitive pressures affecting one of its products.

Holdings in the financials sector also detracted from the fund’s relative performance as the sector consolidated previous gains during the reporting period, hurting the fund’s positions in online broker E*Trade Financial and asset manager Affiliated Managers Group. The fund’s investments in the consumer discretionary sector suffered due to investors’ concerns about consumer spending. For example, shares of apparel retailer Chico’s FAS fell sharply when the company reported disappointing same-store sales comparisons, interrupting its previous

4

strong run. Other detractors included XM Satellite Radio Holdings, which was hindered by downward revisions in the company’s target for subscriber growth as well as heightened legal and regulatory concerns.

These disappointments were offset to a degree by better-than-average results from the energy sector, where natural gas pipeline operator The Williams Company and exploration-and-production firm XTO Energy fared well due to acquisition speculation and strong earnings, respectively. The fund’s sole holding in the telecommunications services sector, regional phone company CenturyTel, outperformed the benchmark’s telecommunications services component as investors recognized its competitive advantages and healthy balance sheet.

What is the fund’s current strategy?

We have continued to adhere to our longstanding security selection process, which has repeatedly demonstrated its ability to identify companies poised for gains over the long term. We have been particularly encouraged by the recent increase in mergers-and-acquisitions activity, as the discounted cash flow models used by S&P analysts historically have been good at identifying takeover candidates.

October 16, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.
[4]	“Standard & Poor’s®,”“S&P STARS,”“S&P MidCap 400” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and its affiliates and is not an index fund.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P Stars Opportunities Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.88	$ 10.47	$ 10.38	$ 5.68	$ 8.03
Ending value (after expenses)	$920.00	$916.70	$916.30	$921.20	$918.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.23	$ 11.01	$ 10.91	$ 5.97	$ 8.44
Ending value (after expenses)	$1,017.90	$1,014.14	$1,014.24	$1,019.15	$1,016.70

† Expenses are equal to the fund’s annualized expense ratio of 1.43% for Class A, 2.18% for Class B, 2.16% for Class C, 1.18% for Class R and 1.67% for Class T; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Common Stocks—94.4%	Shares	Value ($)

Consumer Discretionary—9.1%
Best Buy	56,000	2,999,360
Coach	113,000 [a]	3,887,200
Domino’s Pizza	141,000 [b]	3,616,650
Guitar Center	49,500 [a,b]	2,211,660
PetSmart	145,000	4,023,750
		16,738,620
Consumer Staples—.5%
Constellation Brands, Cl. A	30,000 [a]	863,400
Energy—8.6%
BJ Services	89,000	2,681,570
Consol Energy	117,000	3,712,410
ENSCO International	62,000	2,717,460
Williams Cos.	124,000	2,959,880
XTO Energy	89,000	3,749,570
		15,820,890
Finance—7.8%
Affiliated Managers Group	41,500 [a,b]	4,154,565
E*TRADE FINANCIAL	202,000 [a]	4,831,840
Eaton Vance	114,000 [b]	3,290,040
Lehman Brothers Holdings	27,500	2,031,150
		14,307,595
Health Care—18.0%
Celgene	114,000 [a]	4,936,200
Community Health Systems	83,000 [a]	3,100,050
Coventry Health Care	47,500 [a]	2,447,200
Cytyc	117,000 [a]	2,864,160
Dentsply International	143,000 [b]	4,305,730
Endo Pharmaceuticals Holdings	132,000 [a]	4,296,600
Gilead Sciences	65,000 [a]	4,465,500
Mylan Laboratories	176,000	3,542,880
Myriad Genetics	132,000 [a,b]	3,253,800
		33,212,120
Industrial—13.1%
AMR	83,000 [a,b]	1,920,620
C.H. Robinson Worldwide	103,000 [b]	4,591,740
Continental Airlines, Cl. B	89,000 [a,b]	2,519,590
Landstar System	83,000	3,544,100

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Manitowoc	114,000	5,106,060
Robert Half International	100,000	3,397,000
W.W. Grainger	46,500	3,116,430
		24,195,540
Information Technology—22.6%
Amdocs	122,000 [a]	4,831,200
Arris Group	200,000 [a,b]	2,292,000
Citrix Systems	109,000 [a]	3,946,890
Emulex	199,000 [a,b]	3,615,830
Factset Research Systems	93,000	4,517,010
Global Payments	67,500	2,970,675
Harris	95,000 [b]	4,226,550
Ingram Micro, Cl. A	223,000 [a]	4,272,680
Lam Research	77,500 [a]	3,513,075
MEMC Electronic Materials	103,000 [a]	3,772,890
Satyam Computer Services, ADR	94,000 [b]	3,636,860
		41,595,660
Materials—9.7%
AK Steel Holding	290,000 [a]	3,520,600
Carpenter Technology	34,000	3,655,340
FMC	56,000	3,587,920
Nucor	70,000 [b]	3,464,300
Smurfit-Stone Container	330,000 [a]	3,696,000
		17,924,160
Telecommunication Services—2.5%
CenturyTel	116,000	4,601,720
Utilities—2.5%
AES	226,000 [a]	4,608,140
Total Common Stocks
(cost $153,922,116)		173,867,845

	Principal
Short-Term Investments—1.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.75%, 10/5/06	579,000 [c]	578,774
4.84%, 11/30/06	1,600,000 [c]	1,587,776
Total Short-Term Investments
(cost $2,165,774)		2,166,550

8

Other Investment—3.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,817,000)	5,817,000 [d]	5,817,000

Investment of Cash Collateral
for Securities Loaned—9.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,630,303)	17,630,303 [d]	17,630,303

Total Investments (cost $179,535,193)	108.3%	199,481,698

Liabilities, Less Cash and Receivables	(8.3%)	(15,358,123)

Net Assets	100.0%	184,123,575

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund’s securities on loan is $20,108,418 and the total market value of the collateral held by the fund is $20,864,303, consisting of cash collateral of $17,630,303 and U.S. Government and agency securities valued at $3,234,000.
[c] Partially held by a broker as collateral for open short positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Information Technology	22.6	Finance	7.8
Health Care	18.0	Telecommunication Services	2.5
Short-Term/Money Market Investments	13.9	Utilities	2.5
Industrial	13.1	Consumer Staples	.5
Materials	9.7	Short Sales	(.5)
Consumer Discretionary	9.1
Energy	8.6		107.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF SECURITIES SOLD SHORT

September 30, 2006 (Unaudited)

Common Stocks	Shares	Value ($)

Mentor
(proceeds $768,926)	20,000	1,007,800

10

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $20,108,418)—Note 1(b):
Unaffiliated issuers				156,087,890	176,034,395
Affiliated issuers				23,447,303	23,447,303
Cash					1,171,017
Receivable for shares of Beneficial Interest subscribed					1,633,342
Receivable from brokers for proceeds on securities sold short					768,926
Dividends and interest receivable					128,085
Prepaid expenses and other assets					89,695
					203,272,763

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					208,182
Liability for securities on loan—Note 1(b)					17,630,303
Securities sold short, at value
(proceeds $768,926)—See Statement of Securities Sold Short					1,007,800
Payable for shares of Beneficial Interest redeemed					116,809
Payable for license fee					113,684
Short sales dividend payable					3,600
Accrued expenses					68,810
					19,149,188

Net Assets ($)					184,123,575

Composition of Net Assets ($):
Paid-in capital					167,035,761
Accumulated investment (loss)—net					(645,850)
Accumulated net realized gain (loss) on investments					(1,973,967)
Accumulated net unrealized appreciation
(depreciation) on investments					19,707,631

Net Assets ($)					184,123,575

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	73,250,687	22,958,916	47,215,920	18,984,968	21,713,084
Shares Outstanding	3,533,787	1,138,999	2,341,966	896,024	1,045,944

Net Asset Value
Per Share ($)	20.73	20.16	20.16	21.19	20.76

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	482,348
Affiliated issuers	124,888
Interest	65,731
Income from securities lending	11,013
Total Income	683,980
Expenses:
Management fees—Note 3(a)	535,835
Shareholder servicing costs—Note 3(c)	275,407
Distribution fees—Note 3(b)	259,605
License fee—Note 3(a)	114,642
Registration fees	53,803
Prospectus and shareholders’ reports	26,084
Professional fees	17,975
Custodian fees—Note 3(c)	16,918
Dividends on securities sold short	9,000
Trustees’ fees and expenses—Note 3(d)	1,992
Interest expense—Note 2	461
Miscellaneous	25,797
Total Expenses	1,337,519
Less—reduction in expenses
due to undertakings—Note 3(a)	(7,637)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(52)
Net Expenses	1,329,830
Investment (Loss)—Net	(645,850)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	(1,963,991)
Short sale transactions	67,607
Net Realized Gain (Loss)	(1,896,384)
Net unrealized appreciation (depreciation) on investments	(8,889,927)
Net Realized and Unrealized Gain (Loss) on Investments	(10,786,311)
Net (Decrease) in Net Assets Resulting from Operations	(11,432,161)

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment (loss)—net	(645,850)	(687,737)
Net realized gain (loss) on investments	(1,896,384)	3,854,049
Net unrealized appreciation
(depreciation) on investments	(8,889,927)	16,142,859
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,432,161)	19,309,171

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(850,615)	(55,089)
Class B shares	(362,626)	(196,344)
Class C shares	(587,561)	(136,040)
Class R shares	(189,912)	(24,263)
Class T shares	(332,600)	(189,111)
Total Dividends	(2,323,314)	(600,847)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	57,247,607	27,777,245
Class B shares	2,766,964	4,425,623
Class C shares	24,993,004	15,225,480
Class R shares	12,275,969	10,291,172
Class T shares	4,985,488	2,968,619
Dividends reinvested:
Class A shares	791,029	45,848
Class B shares	323,464	173,156
Class C shares	371,655	126,271
Class R shares	162,569	22,964
Class T shares	309,376	175,137
Cost of shares redeemed:
Class A shares	(10,368,088)	(475,216)
Class B shares	(2,094,992)	(3,103,831)
Class C shares	(3,599,193)	(1,973,584)
Class R shares	(3,903,193)	(324,584)
Class T shares	(3,730,619)	(4,033,630)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	80,531,040	51,320,670
Total Increase (Decrease) in Net Assets	66,775,565	70,028,994

Net Assets ($):
Beginning of Period	117,348,010	47,319,016
End of Period	184,123,575	117,348,010
Accumulated investment (loss)—net	(645,850)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	2,684,084	1,305,873
Shares issued for dividends reinvested	37,376	2,292
Shares redeemed	(498,984)	(22,449)
Net Increase (Decrease) in Shares Outstanding	2,222,476	1,285,716

Class B [a]
Shares sold	130,308	228,175
Shares issued for dividends reinvested	15,695	8,848
Shares redeemed	(102,139)	(167,499)
Net Increase (Decrease) in Shares Outstanding	43,864	69,524

Class C
Shares sold	1,202,781	726,853
Shares issued for dividends reinvested	18,032	6,453
Shares redeemed	(179,773)	(106,963)
Net Increase (Decrease) in Shares Outstanding	1,041,040	626,343

Class R
Shares sold	583,138	481,685
Shares issued for dividends reinvested	7,519	1,126
Shares redeemed	(184,763)	(15,612)
Net Increase (Decrease) in Shares Outstanding	405,894	467,199

Class T
Shares sold	235,481	148,502
Shares issued for dividends reinvested	14,593	8,731
Shares redeemed	(180,797)	(209,029)
Net Increase (Decrease) in Shares Outstanding	69,277	(51,796)

a During the period ended September 30, 2006 there were no shares converted from Class B to Class A. During the period ended March 31, 2006, 14 Class B shares representing $268 were automatically converted to 13 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio (“S&P STARS Opportunities Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Opportunities Portfolio were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

	Six Months Ended
	September 30, 2006	Year Ended March 31,

Class A Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	22.87	17.21	14.40
Investment Operations:
Investment (loss)—net [b]	(.05)	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	(1.77)	5.98	2.92
Total from Investment Operations	(1.82)	5.85	2.81
Distributions:
Dividends from net realized
gain on investments	(.32)	(.19)	—
Net asset value, end of period	20.73	22.87	17.21

Total Return (%) [c]	(8.00)[d]	34.18	19.51[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	1.43	1.29[d]
Ratio of net expenses to average net assets	.72[d]	1.43	1.29[d]
Ratio of net investment (loss)
to average net assets	(.26)[d]	(.73)	(.71)[d]
Portfolio Turnover Rate	20.22[d]	32.78	66.27

Net Assets, end of period ($ X 1,000)	73,251	29,992	441

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended March 31,

Class B Shares †	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	22.33	16.90	15.04	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.14)[b]	(.26)[b]	(.22)[b]	(.20)	(.18)	(.06)
Net realized and unrealized
gain (loss) on investments	(1.71)	5.88	2.22	4.84	(3.48)	2.29
Total from
Investment Operations	(1.85)	5.62	2.00	4.64	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.32)	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	20.16	22.33	16.90	15.04	10.40	14.23

Total Return (%) [c]	(8.33)[d]	33.44	13.50	44.62	(25.79)	18.58[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[d]	2.26	2.41	2.61	2.44	2.85[e]
Ratio of net expenses
to average net assets	1.09[d]	2.00	1.95	2.00	2.00	2.00[e]
Ratio of net investment (loss)
to average net assets	(.65)[d]	(1.40)	(1.40)	(1.36)	(1.42)	(1.48)[e]
Portfolio Turnover Rate	20.22[d]	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period
($ X 1,000)	22,959	24,459	17,329	18,331	14,784	21,094

† Represents information for Class B shares of predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

16

			Year Ended March 31,

Class C Shares †	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	22.34	16.90	15.05	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.13)[b]	(.26)[b]	(.22)[b]	(.20)	(.18)	(.06)
Net realized and unrealized
gain (loss) on investments	(1.73)	5.89	2.21	4.85	(3.48)	2.29
Total from
Investment Operations	(1.86)	5.63	1.99	4.65	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.32)	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	20.16	22.34	16.90	15.05	10.40	14.23

Total Return (%) [c]	(8.37)[d]	33.50	13.42	44.71	(25.79)	18.58[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[d]	2.23	2.41	2.61	2.44	2.85[e]
Ratio of net expenses
to average net assets	1.08[d]	2.00	1.95	2.00	2.00	2.00[e]
Ratio of net investment (loss)
to average net assets	(.63)[d]	(1.38)	(1.46)	(1.36)	(1.42)	(1.43)[e]
Portfolio Turnover Rate	20.22[d]	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period
($ X 1,000)	47,216	29,057	11,398	13,483	11,638	16,412

† Represents information for Class C shares of predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

			Year Ended March 31,

Class R Shares †	Six Months Ended September 30, 2006 (Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	23.34	17.48	15.41	10.56	14.30	12.00
Investment Operations:
Investment (loss)—net	(.03)[b]	(.06)[b]	(.08)[b]	(.06)	(.08)	(.02)
Net realized and unrealized
gain (loss) on investments	(1.80)	6.11	2.29	4.91	(3.49)	2.32
Total from
Investment Operations	(1.83)	6.05	2.21	4.85	(3.57)	2.30
Distributions:
Dividends from net realized
gain on investments	(.32)	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	21.19	23.34	17.48	15.41	10.56	14.30

Total Return (%)	(7.88)[c]	34.79	14.54	45.93	(25.03)	19.17[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59[c]	1.18	1.44	1.61	1.44	1.85[d]
Ratio of net expenses
to average net assets	.59[c]	1.00	.99	1.00	1.00	1.00[d]
Ratio of net investment (loss)
to average net assets	(.15)[c]	(.32)	(.51)	(.36)	(.45)	(.40)[d]
Portfolio Turnover Rate	20.22[c]	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period
($ X 1,000)	18,985	11,442	401	706	758	2,522

† Represents information for Class Y shares of predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.

See notes to financial statements.

18

Six Months Ended
September 30, 2006			Year Ended March 31,

Class T Shares †	(Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	22.93	17.26	15.28	10.49	14.27	12.00
Investment Operations:
Investment (loss)—net	(.09)[b]	(.17)[b]	(.15)[b]	(.14)	(.12)	(.04)
Net realized and unrealized
gain (loss) on investments	(1.76)	6.03	2.27	4.93	(3.49)	2.31
Total from
Investment Operations	(1.85)	5.86	2.12	4.79	(3.61)	2.27
Distributions:
Dividends from net realized
gain on investments	(.32)	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	20.76	22.93	17.26	15.28	10.49	14.27

Total Return (%) [c]	(8.11)[d]	34.06	14.14	45.66	(25.36)	18.92[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[d]	1.76	1.94	2.11	1.94	2.35[e]
Ratio of net expenses
to average net assets	.84[d]	1.50	1.42	1.50	1.50	1.50[e]
Ratio of net investment (loss)
to average net assets	(.40)[d]	(.90)	(.94)	(.86)	(.92)	(.90)[e]
Portfolio Turnover Rate	20.22[d]	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period
($ X 1,000)	21,713	22,399	17,751	22,710	20,521	30,004

† Represents information for Class A shares of predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of secu-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

22

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 were as follows: long-term capital gains $600,847.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2006 was approximately $16,600, with a related weighted average interest rate of 5.55% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees,shareholder services plan fees and extraordinary expenses,exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in the management fees, pursuant to the undertaking, amounted to $7,637 during the period ended September 30, 2006.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary trade names and trademarks.

During the period ended September 30, 2006, the Distributor retained $58,532 and 4,118 from commissions earned on sales of the fund’s Class

24

A and Class T shares, respectively, and $16,308 and $9,233 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $88,139, $143,790 and $27,676, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $68,733, $29,380, $47,930 and $27,676, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $52,664 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2006, the fund was charged $16,918 pursuant to the custody agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $101,446, Rule 12b-1 distribution plan fees $45,902, shareholder services plan fees $32,593, custodian fees $6,687, chief compliance officer fees $2,274 and transfer agency per account fees $19,280.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2006:

	Purchases ($)	Sales ($)

Long transactions	105,164,976	29,430,210
Short sale transactions	1,475,346	2,311,879
Total	106,640,322	31,742,089

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund

26

replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. Securities sold short at September 30, 2006, and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

At September 30, 2006, accumulated net unrealized appreciation on investments was $19,946,505, consisting of $22,761,196 gross unrealized appreciation and $2,814,691 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

PROXY RESULTS (Unaudited)

Dreyfus Premier Manager Funds I held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	1,895,922,609		20,152,514
James F. Henry †	1,895,886,281		20,188,842
Dr. Martin Peretz †	1,895,903,623		20,171,500

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.

In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

28

For More	Information

Dreyfus Premier	Transfer Agent &
S&P STARS	Dividend Disbursing Agent
Opportunities Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Fund I

By:	/s/Stephen E. Canter
Stephen E. Canter
President
Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date: November 28, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer
Date: November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)